Consolidated Balance Sheet Components - Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	$ 18,352	$ 10,558
Less: allowance for doubtful accounts	(210)	(150)
Total	18,142	10,408
Trade accounts receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	11,404	5,656
Unbilled receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	5,448	2,590
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total accounts receivable	$ 1,500	$ 2,312